Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
The following table represents a summary of the changes in the reserve for allowance for doubtful accounts, returns and allowances and cash discounts for fiscal 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Balance at the beginning of period	$30.1	$7.8	$8.8
Reduction in sales and charges to costs and expenses (1)	107.9	78.2	32.8
Deductions	(111.1)	(55.9)	(33.8)
Balance at the end of period	$26.9	$30.1	$7.8
(1) Includes the impact of acquisitions.

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
For financial reporting purposes, we provide depreciation and amortization primarily on a straight-line method over the estimated useful lives of the assets as follows:

Buildings and building improvements	15-40 years
Machinery and equipment	3-44 years
Transportation equipment	3-8 years